Derivative Financial Instruments	12 Months Ended
Apr. 30, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
NOTE 12	DERIVATIVE FINANCIAL INSTRUMENTS

The Company is exposed to market risks, such as changes in commodity prices, foreign currency exchange rates, and interest rates. To manage the volatility related to these exposures, the Company enters into various derivative transactions. By policy, the Company historically has not entered into derivative financial instruments for trading purposes or for speculation.

Commodity Price Management: The Company enters into commodity futures and options contracts to manage the price volatility and reduce the variability of future cash flows related to anticipated inventory purchases of key raw materials, notably green coffee, edible oils, and flour. The Company also enters into commodity futures and options contracts to manage price risk for energy input costs, including natural gas and diesel fuel. The derivative instruments generally have maturities of less than one year.

Certain of the derivative instruments associated with the Company’s U.S. Retail Coffee and U.S. Retail Consumer Foods segments meet the hedge criteria and are accounted for as cash flow hedges. The mark-to-market gains or losses on qualifying hedges are deferred and included as a component of accumulated other comprehensive (loss) income to the extent effective, and reclassified to cost of products sold in the period during which the hedged transaction affects earnings. Cash flows related to qualifying hedges are classified consistently with the cash flows from the hedged item in the Statements of Consolidated Cash Flows. In order to qualify as a hedge of commodity price risk, it must be demonstrated that the changes in the fair value of the commodity’s futures contracts are highly effective in hedging price risks associated with the commodity purchased. Hedge effectiveness is measured and assessed at inception and on a monthly basis. The mark-to-market gains or losses on nonqualifying and ineffective portions of commodity hedges are recognized in cost of products sold immediately.

Foreign Currency Exchange Rate Hedging: The Company utilizes foreign currency forwards and options contracts to manage the effect of foreign currency exchange fluctuations on future cash payments primarily related to purchases of certain raw materials, finished goods, and fixed assets in Canada. The contracts generally have maturities of less than one year. At the inception of the contract, the derivative is evaluated and documented for hedge accounting treatment. Instruments currently used to manage foreign currency exchange exposures do not meet the requirements for hedge accounting treatment and the change in value of these instruments is immediately recognized in cost of products sold. If the contract qualifies for hedge accounting treatment, to the extent the hedge is deemed effective, the associated mark-to-market gains and losses are deferred and included as a component of accumulated other comprehensive (loss) income. These gains or losses are reclassified to earnings in the period the contract is executed. The ineffective portion of these contracts is immediately recognized in earnings.

Interest Rate Hedging: The Company utilizes interest rate swaps to mitigate the exposure to interest rate risk. At the inception of the contract, the instrument is evaluated and documented for hedge accounting treatment.

In August 2011, the Company entered into a forward-starting interest rate swap agreement to partially hedge the risk of an increase in the benchmark interest rate during the period leading up to the $750.0 million 3.50 percent Notes public offering. The interest rate swap was designated as a cash flow hedge. The mark-to-market gains or losses on the swap were deferred and included as a component of accumulated other comprehensive (loss) income to the extent effective, and reclassified to interest expense in the period during which the hedged transaction affected earnings. In October 2011, in conjunction with the pricing of the 3.50 percent Notes, the Company terminated the interest rate swap prior to maturity, resulting in a loss of $6.2 million. The resulting loss will be recognized in interest expense ratably over the life of the related debt. The ineffective portion of the hedge was reclassified to interest expense upon termination of the swap. For additional information, see Note 10: Debt and Financing Arrangements.

The Company’s interest rate swap on the 6.63 percent Senior Notes due November 1, 2018, met the criteria to be designated as a fair value hedge. The Company received a fixed rate and paid variable rates, hedging the underlying debt and the associated changes in the fair value of the debt. The interest rate swap was recognized at fair value in the Consolidated Balance Sheet at April 30, 2011, and changes in the fair value were recognized in interest expense. Gains and losses recognized in interest expense on the instrument had no net impact to earnings, as the change in the fair value of the derivative was equal to the change in fair value of the underlying debt. In August 2011, the Company terminated the interest rate swap on the 6.63 percent Senior Notes prior to maturity, resulting in a gain of $23.9 million which was deferred and will be recognized over the remaining life of the underlying debt as a reduction of future interest expense. In 2012, the Company recognized $2.0 million of the gain with the remaining to be recognized as follows: $2.9 million in 2013, $3.0 million in 2014, $3.2 million in 2015, $3.4 million in 2016, and the remaining $9.4 million in 2017 through 2019. For additional information, see Note 10: Debt and Financing Arrangements.

The following table sets forth the fair value of derivative instruments recognized in the Consolidated Balance Sheets.

	April 30, 2012		April 30, 2011
	Other Current Assets	Other Current Liabilities	Other Current Assets	Other Current Liabilities	Other Noncurrent Liabilities
Derivatives designated as hedging instruments:
Commodity contracts	$6,569	$19,510	$3,408	$—	$—
Interest rate contract	—	—	5,423	—	1,384

Total derivatives designated as hedging instruments	$6,569	$19,510	$8,831	$—	$1,384

Derivatives not designated as hedging instruments:
Commodity contracts	$3,166	$3,631	$9,887	$5,432	$—
Foreign currency exchange contracts	436	982	317	3,204	—

Total derivatives not designated as hedging instruments	$3,602	$4,613	$10,204	$8,636	$—

Total derivative instruments	$10,171	$24,123	$19,035	$8,636	$1,384

The Company has elected to not offset fair value amounts recognized for commodity derivative instruments and its cash margin accounts executed with the same counterparty. The Company maintained cash margin accounts of $32,529 and $12,292 at April 30, 2012 and 2011, respectively, that are included in other current assets in the Consolidated Balance Sheets.

The following table presents information on pre-tax commodity contract net gains and losses recognized on derivatives designated as cash flow hedges.

	Year Ended April 30,
	2012	2011
(Losses) gains recognized in other comprehensive (loss) income (effective portion)	$(31,830)	$21,082
Gains reclassified from accumulated other comprehensive (loss) income to cost of products sold (effective portion)	1,887	14,780

Change in accumulated other comprehensive (loss) income	$(33,717)	$6,302

(Losses) gains recognized in cost of products sold (ineffective portion)	$(853)	$611

Included as a component of accumulated other comprehensive (loss) income at April 30, 2012 and 2011, were deferred pre-tax net losses of $24,287 and deferred pre-tax net gains of $9,430, respectively, related to commodity contracts. The related tax impact recognized in accumulated other comprehensive (loss) income was a benefit of $8,820 and expense of $3,430 at April 30, 2012 and 2011, respectively. The entire amount of the deferred net loss included in accumulated other comprehensive (loss) income at April 30, 2012, is expected to be recognized in earnings within one year as the related commodity is sold.

The following table presents information on the pre-tax losses recognized on the interest rate swap designated as a cash flow hedge.

	Year Ended April 30,
	2012	2011
Losses recognized in other comprehensive (loss) income (effective portion)	$(6,192)	$—
Losses reclassified from accumulated other comprehensive (loss) income to interest expense (effective portion)	(278)	—

Change in accumulated other comprehensive (loss) income	$(5,914)	$—

Losses recognized in interest expense (ineffective portion)	$(19)	$—

Included as a component of accumulated other comprehensive (loss) income at April 30, 2012, were deferred pre-tax losses of $5,914 related to the termination of the interest rate contract, of which approximately $500 will be recognized over the next 12 months. The related tax benefit recognized in accumulated other comprehensive (loss) income was $2,133 at April 30, 2012.

The following table presents the net realized and unrealized gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments.

	Year Ended April 30,
	2012	2011
Gains (losses) on commodity contracts	$16,306	$(3,994)
Gains (losses) on foreign currency exchange contracts	951	(3,290)

Gains (losses) recognized in cost of products sold (derivatives not designated as hedging instruments)	$17,257	$(7,284)

The following table presents the gross contract notional value of outstanding derivative contracts.

	April 30,
	2012	2011
Commodity contracts	$983,381	$869,107
Foreign currency exchange contracts	94,424	73,158
Interest rate contract	—	376,000